INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended									12 Months Ended
	Jun. 18, 2021 CNY (¥)	Nov. 30, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	May 31, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Nov. 30, 2022 CNY (¥)	Mar. 30, 2017	Mar. 03, 2017	Feb. 26, 2017
LONG-TERM INVESTMENTS
Aggregated principal								¥ 100,000,000
Annual interest								5.50%
Bond amount received				¥ 105,500,000
Bond principal amount				100,000,000
Bond interest amount				¥ 5,500,000
Unrealized loss on the available-for-sale securities											¥ 1,000,000		¥ 1,000,000
Purchase of Available-for-sale securities											65,000,000	$ 9,155	100,000,000
Fair value of investment						¥ 0					104,134,000		0		$ 14,667
Unrealized gain on the available-for-sale securities											19,000,000		0
Gain in earnings											21,000,000		0	¥ 0
Equity securities without readily determinable fair values						245,000,000					358,526,000		245,000,000
Payments for other fees														5,310,000
Equity method investments						1,287,201,000					1,199,982,000		1,287,201,000
Revenues					¥ 42,000,000	31,000,000					118,678,591,000	16,715,530	83,127,296,000	40,826,521,000
Cash paid for investment in equity securities											272,305,000	38,353	227,000,000	95,000,000
Equity securities with readily determinable fair values											¥ 330,414,000
Lifecome share price | (per share)											¥ 65.41				$ 9.24
Equity in income of affiliated companies											¥ 222,674,000	31,363	193,708,000	59,809,000
Gain on disposal of subsidiaries											¥ 0	$ 0	14,232,000	0
Term of puttable bond								2 years			2 years				2 years
Investments in equity securities						178,871,000					¥ 228,706,000		178,871,000
Zhejiang Xiangbang Technology Co., Ltd . [Member]
LONG-TERM INVESTMENTS
Unrealized gain on equity securities											50,000,000		102,000,000
Investments in equity securities						179,000,000					229,000,000		179,000,000
Xinte Silicon
LONG-TERM INVESTMENTS
Ownership percentage																		9.00%
Equity in income of affiliated companies											¥ 217,000,000		219,000,000	3,000.000
Shangrao Xinyuan YueDong Technology Development Co., Ltd(Formerly named as "Shangrao Jinko Green Energy Technology Development Co., Ltd") ("Shangrao Xinyuan")
LONG-TERM INVESTMENTS
Ownership percentage		100.00%									58.80%				58.80%
SweihanSolar Holding Company Limited
LONG-TERM INVESTMENTS
Equity interests owned																		50.00%	40.00%
Cash dividend											¥ 9,000,000		0	23,000,000
Equity method investments						144,000,000					123,000,000		144,000,000
Revenues			¥ 10,000,000
Decrease in investment														94,000,000
Jiangsu JinkoTiansheng Co Ltd
LONG-TERM INVESTMENTS
Equity interests owned																	30.00%
Gain from disposal of the equity interest									¥ 13,000,000
Xinte Silicon
LONG-TERM INVESTMENTS
Cash dividend											118,000,000
Purchases from related party											1,537,000,000		825,000,000	0
Equity in income of affiliated companies											1,000,000		0	0
Profit due to elimination of transactions											35,000,000		37,000,000	0
Xinte Silicon | Xinte Silicon
LONG-TERM INVESTMENTS
Investments in subsidiaries						¥ 534,000,000					634,000,000		¥ 534,000,000
Sichuan Yongxiang Technology Co., Ltd.
LONG-TERM INVESTMENTS
Equity interests owned						15.00%							15.00%
Equity method investments						¥ 449,000,000					443,000,000		¥ 449,000,000
Capital injection in cash													450,000,000
Equity in income of affiliated companies											6,000,000		1,000,000	0
Zhejiang Xiangbang Technology Co., Ltd . [Member]
LONG-TERM INVESTMENTS
Equity interests owned							2.98%
Capital injection in cash							¥ 77,000,000
Shangrao Xinyuan YueDong Technology Development Co., Ltd(Formerly named as "Shangrao Jinko Green Energy Technology Development Co., Ltd") ("Shangrao Xinyuan")
LONG-TERM INVESTMENTS
Equity method investments						160,000,000							160,000,000			¥ 33.33
Capital injections		¥ 248
Equity in income of affiliated companies											22,000,000
Lifecome Biochemical Co., Ltd
LONG-TERM INVESTMENTS
Cash paid for investment in equity securities											180,000,000
Equity securities with readily determinable fair values											150,000,000
Fair value amount											330,000,000
Jinko Power Co Ltd
LONG-TERM INVESTMENTS
Capital injection to SSHC	¥ 315,000,000									¥ 295,000,000
Equity in income of affiliated companies											(2,000,000)		14,000,000	(62,000,000)
Jinko-Tiansheng
LONG-TERM INVESTMENTS
Equity method investment, unrealized intercompany profit (loss) eliminated, amount													0	4,000,000
Payments for other fees											0		5,000,000
Equity method investments						¥ 0							0	¥ 3,000,000
Equity in income of affiliated companies											¥ 0		¥ 7,000,000